Bank Loans (Details) - Schedule of Short-Term Borrowings	Sep. 30, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jul. 28, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Short-Term Debt [Line Items]
Total	$ 33,717
China Construction Bank (“CCB”) [Member]
Short-Term Debt [Line Items]
Total	$ 33,717	$ 33,717	¥ 246,000